Consolidated statements of operations and comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Research and development expenses
Research and development expenses	2021	2020	2019
		(in €)
Third-party services	28,247,081	19,886,693	36,783,223
of which manufacturing of clinical material	6,615,840	3,075,347	13,479,235
of which clinical, pre-clinical studies	21,631,240	16,811,346	23,303,988
Employee benefits expenses	5,941,813	4,480,890	6,231,812
of which Equity-settled share-based payment expense	1,622,898	626,833	2,580,983
Legal and consulting fees	1,074,710	862,364	668,676
Other expenses	434,331	454,193	898,425
Total	35,697,935	25,684,140	44,582,136

General and administrative expenses
General and administrative expenses	2021	2020	2019
		(in €)
Employee benefits expenses	6,500,680	3,880,349	7,534,073
of which Equity-settled share-based payment expense	2,709,307	489,958	4,251,227
Legal and consulting fees	2,065,423	1,603,711	2,199,640
Insurance expenses	1,615,920	1,311,790	636,035
Depreciation & amortization expense	551,566	556,456	503,683
Compensation expense for non-executive board directors	271,248	283,128	269,030
Other expenses	979,884	831,769	1,358,587
Total	11,984,722	8,467,203	12,501,048

Employee benefits expenses
Employee benefits expenses	2021	2020	2019
		(in €)
Wages and salaries	6,919,166	6,270,757	5,974,807
Social security contributions (employer's share)	671,697	551,804	562,255
Equity-settled share-based payment expenses (see Note 4.7 Share-based payments)	4,332,205	1,116,791	6,832,210
Other	519,425	421,887	396,613
Total	12,442,493	8,361,239	13,765,885

Net financial result
Finance Result	2021	2020	2019
		(in €)
Finance income
Interest income	109,391	887,702	2,840,676
Finance expenses
Interest expenses	(10,714)	(18,689)	(9,500)
Interest on lease liabilities	(14,055)	(7,311)	(12,765)
Total	84,622	861,702	2,818,411

Foreign exchange result
Foreign exchange result	2021	2020	2019
		(in €)
Foreign exchange result
Foreign exchange income	5,569,836	3,656,922	3,379,644
Foreign exchange expense	(3,605,701)	(4,433,435)	(2,684,700)
Total	1,964,135	(776,513)	694,944

Other financial result
	2021	2020	2019
		(in €)
Other financial result	(44,000)	(126,000)	—

Share-based payments
	2021 Options	2021 WAEP*	2020 Options	2020 WAEP
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01
* Weighted average share price (WAEP)

Fair value of stock options granted
Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2019
January 1	—	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
February 4	18,450	$18.17	0.87	€15.87	$32.63	0.65	4.9	2,60%
May, 14	36,000	$22.54	0.89	€20.08	$41.39	0.65	4.7	2.30%
Repricing, July 3	—	$0.46-$1.08	0.89	€0.40-€0.96	$3.35	1.35	2.3-4.6	2.30%
October 24	50,000	$1.96	0.90	€1.76	$2.28	1.35	4.7	1,65%
December 16	38,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
December 16*	100,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
	242,450
On November 20, 2018, 75,000 stock options were awarded subject to a specified condition, which was satisfied on January 1, 2019, therefore, the expense for these share options was recognized in 2019.
* Options granted to the executive management
Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188

Of the options granted in 2020, 200,000 were granted to members of the executive management. For 150,000 options out of those, the grant date, as it is defined by IFRS 2, is determined to be October 1, 2020, the start of the awardee’s employment.

2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074
Of the 1,219,074 options granted in 2021, 1,134,436 were granted to members of the executive management or Board of Directors. In 2021, 36,400 options were forfeited
Expected dividends are nil for all share options listed above.

2017 Long-Term Incentive Plan
Statement [Line Items]
Share-based payments
	2021 Options	2021 WAEP*	2020 Options	2020 WAEP*
Outstanding at January 1	2,146,478	$3.59/€2.93	2,181,105	$3.44/€3.06
Granted during the year	1,219,074	$4.53/€3.82	246,188	$4.83/€4.23
Forfeited during the year	(36,400)	$4.76/€4.02	(78,342)	$3.35/€2.94
Exercised during the year	(159,106)	$3.35/€2.83	(202,473)	$3.61/€3.17
Outstanding at December 31	3,170,046	$3.95/€3.49	2,146,478	$3.59/€2.93
Exercisable at December 31	2,536,875	$3.89/€3.43	1,863,790	$3.46/€2.82
* conversion rates used for one €: December 31, 2021 $0.8829, average rate 2021 $0.8449, December 31, 2020 $0.8149, average rate 2020 $0.8762

Directors, Senior Management and Key Employees
Statement [Line Items]
Share-based payments
	2021 Options	2021 WAEP*	2020 Options	2020 WAEP*
Outstanding at January 1	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
Exercised during the year	(206,220)	$3.35/€2.83	(86,632)	$3.35/€2.94
Outstanding at December 31	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
Exercisable at December 31	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
* conversion rates used for one €: December 31, 2021 $0.8829, average rate 2021 $0.8449, December 31, 2020 $0.8149, average rate 2020 $0.8762